Fair Value Measurements - Level 3 fair value measurements (Details) - SPRING VALLEY ACQUISITION CORP - Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2021	Dec. 31, 2020
Exercise price
Derivative Liability, Measurement Input	11.50	11.50
IPO Price
Derivative Liability, Measurement Input	10.00	10.00
Implied Stock Price Range
Derivative Liability, Measurement Input	10.03	10.12
Volatility
Derivative Liability, Measurement Input	26.60	21.0
Term
Derivative Liability, Measurement Input	5.50	5.70
Risk-free rate
Derivative Liability, Measurement Input	1.30	0.46
Dividend Yield
Derivative Liability, Measurement Input	0.0	0.0